Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate during the nine months ended September 30, 2024 (in thousands):

Real estate
Balance at December 31, 2023	$1,924,746
Impact of foreign exchange rate changes and other	(4,602)
Improvements and additions	7,514
Casualty loss (1)	(6,541)
Acquisitions	53,080

Balance at September 30, 2024	$1,974,197

Accumulated depreciation
Balance at December 31, 2023	$(255,844)
Casualty loss (1)	1,913
Depreciation expense	(40,189)
Impact of foreign exchange rate changes and other	602

Balance at September 30, 2024	$(293,518)

(1)
Hurricane Helene caused record flooding in late September 2024 in Asheville, North Carolina. One of our 14 wholly-owned properties in this market was severely flooded. As a result of the storm event, flooding and related damage, we recorded a net casualty loss related to this property of approximately $4.6 million during the three and nine months ended September 30, 2024, to write-off the carrying value. We expect to rebuild and therefore we believe it is probable that we will receive insurance proceeds to offset the casualty loss and have recorded a receivable related to our pending insurance claims. Consequently the casualty loss was completely offset in our consolidated statements of operations by such recovery. Any amount of insurance recovery related to the property damage in excess of the casualty loss incurred is considered a gain contingency, and will be recognized upon final settlement of the claims.

The following summarizes the activity in real estate facilities during the years ended December 31, 2023 and 2022:

Real estate facilities
Balance at December 31, 2021	$1,593,623,628
Facilities acquired through merger with SSGT II	228,359,718
Other facility acquisitions	69,981,850
Impact of foreign exchange rate changes	(12,984,154)
Improvements and additions	8,224,603

Balance at December 31, 2022	1,887,205,645
Acquisitions	23,696,536
Impact of foreign exchange rate changes and other	4,342,673
Improvements and additions	9,501,518

Balance at December 31, 2023	$1,924,746,372

Accumulated depreciation
Balance at December 31, 2021	$(155,926,875)
Depreciation expense	(48,400,073)
Impact of foreign exchange rate changes	1,644,260

Balance at December 31, 2022	(202,682,688)
Depreciation expense	(52,619,881)
Impact of foreign exchange rate changes and other	(541,715)

Balance at December 31, 2023	$(255,844,284)

Summary of Purchase Price Allocation for Acquisitions
The following table summarizes our purchase price allocation for our acquisitions during the nine months ended September 30, 2024 (in thousands):

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (1)	2024 Revenue (2)	2024 Net Operating Income (2)(3)
Colorado Springs II	4/10/2024	$9,841	$675	$10,516	$446	$266
Spartanburg	7/16/2024	12,831	401	13,232	229	124
Miami	9/24/2024	30,408	753	31,161	25	3

		$53,080	$1,829	$54,909	$700	$393

(1)	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their acquisition dates.
(3)	Net operating income excludes corporate general and administrative expenses, interest expense, depreciation, amortization and acquisition related expenses.

The following table summarizes the purchase price allocation for the real estate related assets acquired during the year ended December 31, 2023:

Acquisition	Acquisition Date	Real Estate Assets	Intangibles	Total (1)	2023 Revenue (2)	2023 Net Operating Loss (2)(3)
San Gabriel Property	7/13/2023	$23,696,536	$—	$23,696,536	$22,964	$(157,676)

		$23,696,536	$—	$23,696,536	$22,964	$(157,676)

(1)	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
(2)	The operating results of the self storage property acquired have been included in our consolidated statements of operations since its acquisition date.
(3)	Net operating loss excludes corporate general and administrative expenses, interest expenses, depreciation, amortization and acquisition related expenses.

Strategic Storage Trust IV, Inc.
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred in the SSGT II Merger:

Fair value of consideration:
Common stock issued	$168,791,577
Cash (1)	76,300,006
Preexisting investments in and advances to SSGT II (2)	16,066,930

Total consideration	$261,158,513

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SSGT II Merger:

Assets Acquired:
Land	$21,111,616
Buildings	201,026,974
Site improvements	6,221,128
Construction in process	252,925
Intangible assets (1)	15,688,002
Investments in real estate joint ventures	7,394,539
Cash and cash equivalents, and restricted cash	10,759,283
Other assets	847,359

Total assets acquired	$263,301,826
Liabilities assumed:
Total liabilities assumed (2)	$2,143,313

Total net assets acquired	$261,158,513

(1)
Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place
leases on the properties acquired.

(2)	Liabilities assumed represents accounts payable and other liabilities.

SSGT II Merger Agreement
Summary of Reconciles Total Consideration Transferred
The following table reconciles the total consideration transferred in the SST IV Merger:

Fair Value of Consideration Transferred:
Common stock issued	$231,412,470
Cash (1)	54,250,000
Other	365,703

Total Consideration Transferred	$286,028,173

(1)
The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the SST IV Merger, as well as approximately $0.3 million in transaction costs.

Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the relative fair values of the assets acquired and liabilities assumed in the SST IV Merger:

Assets Acquired:
Land	$54,385,560
Buildings	257,618,228
Site improvements	12,340,848
Construction in progress	1,467,090
Intangible assets	20,052,449
Investments in real estate joint ventures	17,495,254
Cash and cash equivalents, and restricted cash	7,763,490
Other assets	4,145,394

Total assets acquired	$375,268,313
Liabilities assumed:
Debt	$81,165,978
Accounts payable and other liabilities	8,074,162

Total liabilities assumed	$89,240,140

Total net assets acquired	$286,028,173